Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Property and Equipment

Property and equipment, net consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Lab and manufacturing equipment	$1,235	$1,231
Leasehold improvements	845	845
Office furniture and equipment	157	157

Total	2,237	2,233
Less: accumulated depreciation and amortization	(1,942)	(1,913)

Property and equipment, net	$295	$320

Property and equipment consisted of the following (in thousands):

	Years Ended December 31,
	2019	2018
Leasehold improvements	$845	$840
Lab and manufacturing equipment	1,231	1,084
Office furniture and equipment	157	131

Total	2,233	2,055
Less: accumulated depreciation and amortization	(1,913)	(1,768)

Property and equipment, net	$320	$287

Predecessor Company [Member]
Schedule of Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2019	2018
Furniture and fixtures	$—	$334
Equipment	—	208
Leasehold improvements	—	147

	—	689
Less accumulated depreciation and amortization	—	(535)

Total	$—	$154